EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [text block] [Abstract]
EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS

NOTE 37 - EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS

(1) On January 28, 2021, the United States Southern District Court of New York issued an order extending the exclusive period of the debtors’, to present a reorganization plan within Chapter 11 until June 30, 2021 and extending until August 23, 2021, the period to obtain acceptances of said plan.

(2) On January 29, 2021, according to Chapter 11 Procedure, the United States Southern District of New York court approved a motion to reject 2 A320 family aircraft registered under IFRS 16 as right-of-use assets.

(3) On February 3, 2021, authorities of the state of Sao Paulo at the petition of the federal district authorities requested at the offices of the subsidiary Latam Airlines Brasil, financial and accounting information relative to two suppliers referring to the period 2012-2014, which was provided by that company, collaborating with the procedure.

(4) On February 24, 2021 LATAM and Delta Air Lines received from the Administrative Council for Economic Defense (CADE) in Brazil the unrestricted approval of their commercial agreement (“Trans-American Joint Venture Agreement” or “JVA”), then of initial approval in September 2020.

After December 31, 2020 and until the date of issuance of these financial statements, there is no knowledge of other events of a financial or other nature, which significantly affect the balances or interpretation thereof.

The consolidated financial statements of LATAM Airlines Group S.A. and Subsidiaries as of December 31, 2020, have been approved in the Ordinary Board Session of March 9, 2021.